Financing Receivables and Related Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 7,114	¥ 4,188
Provision	5,171	5,579
Charge-offs	(1,905)	(2,653)
Allowance for doubtful accounts, ending balance	10,380	7,114
Ending balance: collectively evaluated for impairment	6,211	2,706
Ending balance: individually evaluated for impairment	4,169	4,408
Financing receivables, Ending balance	506,789	490,246
Ending balance: collectively evaluated for impairment	502,591	485,673
Ending balance: individually evaluated for impairment	4,198	4,573
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	203	1,347
Charge-offs	(128)	(1,144)
Allowance for doubtful accounts, ending balance	75	203
Ending balance: collectively evaluated for impairment	75	203
Financing receivables, Ending balance	411	462
Ending balance: collectively evaluated for impairment	411	462
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	2,144	2,380
Provision	5,714	1,260
Charge-offs	(1,744)	(1,496)
Allowance for doubtful accounts, ending balance	6,114	2,144
Ending balance: collectively evaluated for impairment	6,114	2,144
Financing receivables, Ending balance	234,412	220,979
Ending balance: collectively evaluated for impairment	234,412	220,979
Receivables Due to Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	259,218	248,732
Ending balance: collectively evaluated for impairment	259,218	248,732
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	4,767	461
Provision	(543)	4,319
Charge-offs	(33)	(13)
Allowance for doubtful accounts, ending balance	4,191	4,767
Ending balance: collectively evaluated for impairment	22	359
Ending balance: individually evaluated for impairment	4,169	4,408
Financing receivables, Ending balance	12,748	20,073
Ending balance: collectively evaluated for impairment	8,550	15,500
Ending balance: individually evaluated for impairment	¥ 4,198	¥ 4,573